UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Tactics Advisors, LLC
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-14597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      W.C. Davis Parr
Title:     Manager
Phone:     214.273.5208

Signature, Place, and Date of Signing:

 /s/ W.C. Davis Parr     Dallas, Texas/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $88,782 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBVIE INC                     COM              00287Y109     3332    81716 SH       SOLE                    81716
AMERICAN INTL GROUP INC        COM NEW          026874784     4930   127000 SH       SOLE                   127000
AMERICAN INTL GROUP INC        COM NEW          026874784       84    50000 SH  CALL SOLE                    50000
AMERISTAR CASINOS INC          COM              03070Q101     8124   309726 SH       SOLE                   309726
ANADARKO PETE CORP             COM              032511107     4918    56235 SH       SOLE                    56235
ARRIS GROUP INC                COM              04269Q100     3675   214025 SH       SOLE                   214025
BABCOCK & WILCOX CO NEW        COM              05615F102       38   128700 SH  CALL SOLE                   128700
BABCOCK & WILCOX CO NEW        COM              05615F102     7402   260530 SH       SOLE                   260530
COASTAL CONTACTS INC           COM NEW          19044R207     1751   280100 SH       SOLE                   280100
FIFTH & PAC COS INC            COM              316645100       38    50000 SH  CALL SOLE                    50000
FIFTH & PAC COS INC            COM              316645100     4773   252825 SH       SOLE                   252825
GROUPON INC                    COM CL A         399473107     2760   451000 SH       SOLE                   451000
HEINZ H J CO                   COM              423074103     1590    22000 SH       SOLE                    22000
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     1926    86538 SH       SOLE                    86538
HESS CORP                      COM              42809H107     2583    36065 SH       SOLE                    36065
HILLTOP HOLDINGS INC           COM              432748101      915    67818 SH       SOLE                    67818
LAMAR ADVERTISING CO           CL A             512815101     3671    75575 SH       SOLE                    75575
LIVE NATION ENTERTAINMENT IN   COM              538034109     2797   226150 SH       SOLE                   226150
MACERICH CO                    COM              554382101        1    10100 SH  PUT  SOLE                    10100
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2271    60000 SH       SOLE                    60000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100       74   100000 SH  CALL SOLE                   100000
METROCORP BANCSHARES INC       COM              591650106      430    42647 SH       SOLE                    42647
NOVACOPPER INC                 COM              66988K102     1485   811456 SH       SOLE                   811456
OMNIAMERICAN BANCORP INC       COM              68216R107     6713   265552 SH       SOLE                   265552
PENNEY J C INC                 COM              708160106      193   130000 SH  CALL SOLE                   130000
PENNEY J C INC                 COM              708160106       75   100000 SH  PUT  SOLE                   100000
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     9310    53200 SH  PUT  SOLE                    53200
RUBICON MINERALS CORP          COM              780911103     4802  1992710 SH       SOLE                  1992710
SAIC INC                       COM              78390X101     4539   335000 SH       SOLE                   335000
SAIC INC                       COM              78390X101      130   200000 SH  CALL SOLE                   200000
SIMON PPTY GROUP INC NEW       COM              828806109       58    25000 SH  PUT  SOLE                    25000
TRUE RELIGION APPAREL INC      COM              89784N104     1893    72500 SH       SOLE                    72500
VIEWPOINT FINL GROUP INC MD    COM              92672A101     1501    74620 SH       SOLE                    74620